Loans Receivable, Part II (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	$ 11,335,000	$ 16,081,000	$ 28,346,000
60 to 89 Days Past Due	8,037,000	7,011,000	8,452,000
Greater than 90 Days	51,820,000	51,358,000	56,612,000
Total Past Due	71,192,000	74,450,000	93,410,000
Current	1,053,745,000	1,059,222,000	1,123,254,000
Total Loans	1,124,937,000	1,133,672,000	1,216,664,000
Loan Receivable, 1 to 59 Days Past Due, Nonaccrual Status	4,900,000	2,400,000	4,600,000
Loan Receivable, 60 to 89 Days Past Due, Nonaccrual Status	2,200,000	2,800,000	1,400,000
Loan Receivable, Nonaccrual Status	7,100,000	18,200,000	15,700,000
90 or more days past due	0	0	0
One-to Four-family [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	8,344,000	11,745,000	12,650,000
60 to 89 Days Past Due	4,766,000	5,402,000	5,536,000
Greater than 90 Days	29,016,000	29,259,000	40,001,000
Total Past Due	42,126,000	46,406,000	58,187,000
Current	403,117,000	414,415,000	438,549,000
Total Loans	445,243,000	460,821,000	496,736,000
Over Four-Family [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	1,819,000	3,543,000	13,044,000
60 to 89 Days Past Due	1,562,000	1,498,000	2,630,000
Greater than 90 Days	19,040,000	18,336,000	8,946,000
Total Past Due	22,421,000	23,377,000	24,620,000
Current	492,145,000	490,986,000	527,620,000
Total Loans	514,566,000	514,363,000	552,240,000
Home Equity [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	914,000	416,000	1,982,000
60 to 89 Days Past Due	105,000	111,000	131,000
Greater than 90 Days	448,000	404,000	290,000
Total Past Due	1,467,000	931,000	2,403,000
Current	34,482,000	35,563,000	36,196,000
Total Loans	35,949,000	36,494,000	38,599,000
Construction and Land [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	0	87,000	49,000
60 to 89 Days Past Due	763,000	0	155,000
Greater than 90 Days	2,140,000	2,180,000	6,790,000
Total Past Due	2,903,000	2,267,000	6,994,000
Current	30,346,000	31,551,000	32,534,000
Total Loans	33,249,000	33,818,000	39,528,000
Commercial Real Estate [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	258,000	290,000	70,000
60 to 89 Days Past Due	0	0	0
Greater than 90 Days	665,000	668,000	515,000
Total Past Due	923,000	958,000	585,000
Current	75,836,000	64,537,000	64,849,000
Total Loans	76,759,000	65,495,000	65,434,000
Consumer [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	0	0	8,000
60 to 89 Days Past Due	0	0	0
Greater than 90 Days	0	0	0
Total Past Due	0	0	8,000
Current	128,000	132,000	101,000
Total Loans	128,000	132,000	109,000
Commercial Loans [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	0	0	543,000
60 to 89 Days Past Due	841,000	0	0
Greater than 90 Days	511,000	511,000	70,000
Total Past Due	1,352,000	511,000	613,000
Current	17,691,000	22,038,000	23,405,000
Total Loans	$ 19,043,000	$ 22,549,000	$ 24,018,000